Finance debt (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Opening balance	$ 35,700	$ 53,889
Proceeds from finance debt	2,880	1,754
Repayment of principal (*)	(9,196)	(19,107)
Repayment of interest (*)	(1,846)	(1,858)
Accrued interest (**)	2,263	2,211
Foreign exchange/ inflation indexation charges	(460)	255
Translation adjustment	6	(4)
Translation adjustment	613	(428)
Ending balance	29,954	36,716
Brazil [Member]
IfrsStatementLineItems [Line Items]
Opening balance	4,517	8,854
Proceeds from finance debt	853
Repayment of principal (*)	1,013	4,213
Repayment of interest (*)	292	245
Accrued interest (**)	396	241
Foreign exchange/ inflation indexation charges	120	173
Translation adjustment	326	228
Ending balance	4,907	4,582
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Opening balance	31,183	45,035
Proceeds from finance debt	2,027	1,754
Repayment of principal (*)	(8,183)	(14,894)
Repayment of interest (*)	(1,554)	(1,613)
Accrued interest (**)	1,867	1,970
Foreign exchange/ inflation indexation charges	(580)	82
Translation adjustment	287	(200)
Ending balance	$ 25,047	$ 32,134